Annual Fund Operating Expenses - Harbor Emerging Markets Equity Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.85%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.99%	[1]
Total Annual Fund Operating Expenses	1.84%
Expense Reimbursement	(0.96%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.88%	[2]
Institutional Class
Operating Expenses:
Management Fees	0.85%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	1.07%	[1]
Total Annual Fund Operating Expenses	1.92%
Expense Reimbursement	(0.96%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.96%	[2]
Administrative Class
Operating Expenses:
Management Fees	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.07%	[1]
Total Annual Fund Operating Expenses	2.17%
Expense Reimbursement	(0.96%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.21%	[2]
Investor Class
Operating Expenses:
Management Fees	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.18%	[1]
Total Annual Fund Operating Expenses	2.28%
Expense Reimbursement	(0.96%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.32%	[2]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.88%, 0.96%, 1.21%, and 1.32% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.